Loans and Allowance for Credit Losses (Tables)	12 Months Ended
Mar. 31, 2022
Receivables [Abstract]
Financing Receivable, Past Due
The table below presents total outstanding loans and past due analysis by class at March 31, 2021 and 2022.

	Past Due
At March 31, 2021:	1-3 months	Greater Than 3 months	Total Past Due	Current	Loans Held for Sale	Total Loans	Past Due 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥4,763	¥22,996	¥27,759	¥54,605,452	¥47,632	¥54,680,843	¥4,673
Foreign	7,302	22,473	29,775	31,262,476	194,696	31,486,947	91
Residential	39,577	28,375	67,952	13,114,863	—	13,182,815	11,150
Card	2,127	26,786	28,913	450,383	22,945	502,241	—
MUAH	42,082	29,337	71,419	8,424,325	87,822	8,583,566	4,626
Krungsri	131,573	127,533	259,106	6,345,539	—	6,604,645	—
Other	21,776	24,201	45,977	940,711	—	986,688	—
Total	¥249,200	¥281,701	¥530,901	¥115,143,749	¥353,095	¥116,027,745	¥20,540
Unearned income, unamortized premiums—net and deferred loan fees—net						(308,882)
Total						¥115,718,863

	Past Due
At March 31, 2022:	1-3 months	Greater Than 3 months	Total Past Due	Current	Loans Held for Sale	Total Loans	Past Due 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥12,556	¥9,138	¥21,694	¥53,953,767	¥69,257	¥54,044,718	¥3,260
Foreign	17,405	10,598	28,003	34,578,265	374,011	34,980,279	—
Residential	32,078	13,598	45,676	13,255,829	—	13,301,505	3,360
Card	10,250	26,818	37,068	427,198	—	464,266	—
MUAH	625	—	625	2,741,503	70,841	2,812,969	—
Krungsri	115,636	126,494	242,130	6,580,635	—	6,822,765	—
Other	21,729	21,152	42,881	1,002,240	—	1,045,121	—
Total	¥210,279	¥207,798	¥418,077	¥112,539,437	¥514,109	¥113,471,623	¥6,620
Unearned income, unamortized premiums—net and deferred loan fees—net						(322,230)
Total						¥113,149,393

Nonaccrual Loans by Class
The information on nonaccrual loans by class at March 31, 2021 and 2022, and recognized interest income on nonaccrual loans by class for the fiscal years ended March 31, 2021 and 2022 are shown below:

	Recorded Loan Balance
March 31, 2021:	Nonaccrual Loans(1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses(2)	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥565,671	¥111,141	¥4,355
Foreign	258,391	96,833	5,110
Residential	67,968	4,720	923
Card	60,200	—	37
MUAH	73,706	30,242	1,057
Krungsri	161,338	3,042	5,562
Other	26,567	29	4,203
Total	¥1,213,841	¥246,007	¥21,247

	Recorded Loan Balance
March 31, 2022:	Nonaccrual Loans(1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses(2)	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥633,768	¥109,919	¥6,532
Foreign	224,566	84,837	4,734
Residential	56,175	3,579	811
Card	62,578	—	25
MUAH	15,349	—	77
Krungsri	165,775	2,824	4,076
Other	26,618	7	3,688
Total	¥1,184,829	¥201,166	¥19,943

Notes:
(1)Nonaccrual loans in the above table do not include loans held for sale of ¥8,562 million and ¥7,946 million at March 31, 2021 and 2022, respectively.
(2)These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ original effective interest rate, or the fair value of the collateral if the loan is a collateral-dependent loan.
TDRs by Class
The following table summarizes the MUFG Group’s TDRs by class for the fiscal years ended March 31, 2020, 2021 and 2022:

	2020		2021		2022
	Troubled Debt Restructurings
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥61,735	¥61,735	¥39,282	¥39,282	¥168,348	¥167,342
Foreign	39,827	39,827	33,839	33,839	16,144	16,144
Loans acquired with deteriorated credit quality	10,786	10,786	—	—	—	—
Residential(1)(3)	5,137	5,137	18,121	18,121	22,484	22,484
Card(2)(3)	22,625	21,561	20,857	19,737	20,937	19,824
MUAH(2)(3)	33,782	33,564	22,801	22,763	11,384	11,384
Krungsri(2)(3)	31,238	31,209	18,548	18,548	14,869	14,869
Other(2)(3)	12,781	12,780	24,968	24,956	11,403	11,403
Total	¥217,911	¥216,599	¥178,416	¥177,246	¥265,569	¥263,450

	2020	2021	2022
	Troubled Debt Restructurings That Subsequently defaulted
	Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥8,857	¥16,179	¥12,020
Foreign	2,337	9,861	13,180
Residential(1)(3)	31	157	203
Card(2)(3)	3,320	2,733	2,746
MUAH(2)(3)	4,656	3,437	—
Krungsri(2)(3)	7,305	6,226	5,657
Other(2)(3)	15	857	4,715
Total	¥26,521	¥39,450	¥38,521

Notes:
(1)TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)TDRs for the Card, MUFG Americas Holdings, Krungsri and Other segments include accrual and nonaccrual loans.
(3)For the fiscal year ended March 31, 2020, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential, MUFG Americas Holdings and Krungsri segments and reduction in the stated rate was the primary concession type in the Card and Other segments. For the fiscal year ended March 31, 2021, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and forbearance was the primary concession type in the MUFG Americas Holdings segment. For the fiscal year ended March 31, 2022, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and forbearance was the primary concession type in the MUFG Americas Holdings segment.
Credit Quality Indicators of Loans by Class
Credit quality indicators of loans and fiscal year of origination by class at March 31, 2021 and 2022 are shown below:

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total(1)
At March 31, 2021	2020	2019	2018	2017	2016	Prior
	(in millions)
Commercial:	¥29,805,641	¥10,256,709	¥9,410,172	¥5,360,221	¥4,736,515	¥6,945,092	¥19,401,336	¥9,776	¥85,925,462
Domestic	22,402,694	6,392,946	6,126,746	3,840,964	3,649,145	5,286,408	6,934,308	—	54,633,211
Normal	21,936,776	6,058,126	5,915,318	3,666,734	3,551,332	4,847,597	6,604,586	—	52,580,469
Close Watch	431,223	319,073	195,630	162,176	74,698	317,622	306,236	—	1,806,658
Likely to become Bankrupt or Legally/Virtually Bankrupt	34,695	15,747	15,798	12,054	23,115	121,189	23,486	—	246,084
Foreign	7,402,947	3,863,763	3,283,426	1,519,257	1,087,370	1,658,684	12,467,028	9,776	31,292,251
Normal	7,158,793	3,704,240	3,155,261	1,423,064	1,032,052	1,534,943	12,231,018	9,776	30,249,147
Close Watch	200,305	118,027	91,867	60,422	51,433	69,436	197,405	—	788,895
Likely to become Bankrupt or Legally/Virtually Bankrupt	43,849	41,496	36,298	35,771	3,885	54,305	38,605	—	254,209
Residential	¥623,328	¥847,314	¥822,883	¥892,166	¥1,304,110	¥8,660,022	¥32,984	¥8	¥13,182,815
Accrual	623,035	846,787	822,411	891,407	1,302,427	8,599,621	30,897	—	13,116,585
Nonaccrual	293	527	472	759	1,683	60,401	2,087	8	66,230
Card	¥14	¥96	¥171	¥304	¥110	¥513	¥417,804	¥60,284	¥479,296
Accrual	1	10	13	19	7	79	404,301	14,666	419,096
Nonaccrual	13	86	158	285	103	434	13,503	45,618	60,200
MUAH	¥1,406,996	¥1,366,930	¥915,570	¥861,742	¥770,568	¥1,291,561	¥1,882,377	¥—	¥8,495,744
Credit Quality Based on the Number of Delinquencies
Accrual	472,892	608,580	324,369	552,380	516,051	656,087	130,514	—	3,260,873
Nonaccrual	—	725	518	1,139	1,035	14,801	828	—	19,046
Credit Quality Based on Internal Credit Ratings
Pass	920,959	707,841	486,354	287,316	236,715	542,634	1,625,799	—	4,807,618
Special Mention	4,865	31,361	49,784	14,904	9,522	30,015	76,487	—	216,938
Classified	8,280	18,423	54,545	6,003	7,245	48,024	48,749	—	191,269
Krungsri	¥1,316,031	¥1,197,815	¥958,241	¥506,919	¥285,427	¥402,752	¥1,922,946	¥14,514	¥6,604,645
Performing	1,251,246	1,086,710	855,915	434,818	241,811	314,114	1,754,840	—	5,939,454
Under-Performing	52,821	85,408	74,848	57,314	31,886	57,129	144,447	—	503,853
Non-Performing	11,964	25,697	27,478	14,787	11,730	31,509	23,659	14,514	161,338
Other	¥338,342	¥164,650	¥84,115	¥37,394	¥11,030	¥8,538	¥342,619	¥—	¥986,688
Accrual	335,830	159,363	79,608	35,366	10,556	8,201	331,197	—	960,121
Nonaccrual	2,512	5,287	4,507	2,028	474	337	11,422	—	26,567

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total(1)
At March 31, 2022:	2021	2020	2019	2018	2017	Prior
	(in millions)
Commercial:	¥27,445,726	¥10,850,943	¥7,634,337	¥6,509,048	¥3,924,194	¥8,827,987	¥23,380,258	¥9,236	¥88,581,729
Domestic	19,038,698	7,937,529	5,003,439	4,499,174	2,817,819	6,639,931	8,038,871	—	53,975,461
Normal	18,756,933	7,646,272	4,669,784	4,335,640	2,698,956	6,205,070	7,686,772	—	51,999,427
Close Watch	257,276	266,311	167,387	150,834	104,047	307,367	306,193	—	1,559,415
Likely to become Bankrupt or Legally/Virtually Bankrupt	24,489	24,946	166,268	12,700	14,816	127,494	45,906	—	416,619
Foreign	8,407,028	2,913,414	2,630,898	2,009,874	1,106,375	2,188,056	15,341,387	9,236	34,606,268
Normal	8,250,729	2,814,362	2,501,594	1,881,532	1,031,105	2,031,243	15,089,995	1,912	33,602,472
Close Watch	149,502	90,355	73,253	110,170	36,274	93,622	223,203	7,324	783,703
Likely to become Bankrupt or Legally/Virtually Bankrupt	6,797	8,697	56,051	18,172	38,996	63,191	28,189	—	220,093
Residential	¥782,446	¥641,706	¥976,736	¥866,282	¥900,959	¥9,104,691	¥28,685	¥—	¥13,301,505
Accrual	782,314	641,499	976,162	865,761	900,120	9,054,326	26,460	—	13,246,642
Nonaccrual	132	207	574	521	839	50,365	2,225	—	54,863
Card	¥19	¥106	¥182	¥175	¥276	¥437	¥400,552	¥62,519	¥464,266
Accrual	1	8	8	9	13	41	387,648	13,960	401,688
Nonaccrual	18	98	174	166	263	396	12,904	48,559	62,578
MUAH	¥364,236	¥306,134	¥147,821	¥62,455	¥50,264	¥122,149	¥1,689,069	¥—	¥2,742,128
Credit Quality Based on Internal Credit Ratings
Pass	357,334	298,658	126,083	48,653	43,938	117,778	1,642,946	—	2,635,390
Special Mention	3,106	—	20,013	2,415	5,981	805	33,471	—	65,791
Classified	3,796	7,476	1,725	11,387	345	3,566	12,652	—	40,947
Krungsri	¥1,350,265	¥964,094	¥901,955	¥680,090	¥329,847	¥481,981	¥2,099,727	¥14,806	¥6,822,765
Performing	1,297,054	891,374	788,828	573,840	270,783	363,905	1,961,481	—	6,147,265
Under-Performing	42,326	58,084	90,519	80,841	45,982	78,690	113,283	—	509,725
Non-Performing	10,885	14,636	22,608	25,409	13,082	39,386	24,963	14,806	165,775
Other	¥400,482	¥143,336	¥85,496	¥40,445	¥35,346	¥—	¥340,016	¥—	¥1,045,121
Accrual	398,744	136,317	83,278	38,609	32,934	—	328,621	—	1,018,503
Nonaccrual	1,738	7,019	2,218	1,836	2,412	—	11,395	—	26,618

Note:
(1)Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Changes in Allowance for Credit Losses by Portfolio Segment
Changes in the allowance for credit losses by portfolio segment for the fiscal years ended March 31, 2020, 2021 and 2022 are shown below:

Fiscal year ended March 31, 2020:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥389,615	¥38,626	¥32,550	¥52,581	¥144,812	¥—	¥658,184
Provision for (reversal of) credit losses	153,782	(1,028)	26,542	30,825	70,023	41,569	321,713
Charge-offs	85,326	3,227	25,149	27,934	77,907	23,592	243,135
Recoveries collected	26,427	375	1,237	4,173	23,170	8,476	63,858
Net charge-offs	58,899	2,852	23,912	23,761	54,737	15,116	179,277
Other(1)	(2,223)	—	—	(650)	9,528	2,265	8,920
Balance at end of fiscal year	¥482,275	¥34,746	¥35,180	¥58,995	¥169,626	¥28,718	¥809,540

Fiscal year ended March 31, 2021:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥482,275	¥34,746	¥35,180	¥58,995	¥169,626	¥28,718	¥809,540
Effect of adopting new guidance on measurement of credit losses on financial instruments(2)	83,828	49,494	14,262	25,037	118,333	32,750	323,704
Provision for credit losses	235,584	1,385	17,876	90,064	90,167	49,134	484,210
Charge-offs	77,904	2,745	24,564	40,376	93,192	51,725	290,506
Recoveries collected	9,262	13	1,463	4,362	23,415	6,567	45,082
Net charge-offs	68,642	2,732	23,101	36,014	69,777	45,158	245,424
Other(1)	1,532	—	—	(6,327)	(14,953)	(3,891)	(23,639)
Balance at end of fiscal year	¥734,577	¥82,893	¥44,217	¥131,755	¥293,396	¥61,553	¥1,348,391

Fiscal year ended March 31, 2022:	Commercial	Residential	Card	MUAH	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥734,577	¥82,893	¥44,217	¥131,755	¥293,396	¥61,553	¥1,348,391
Provision for (reversal of) credit losses	236,659	(10,899)	15,473	(101,112)	90,514	47,360	277,995
Charge-offs	57,848	2,121	20,153	19,208	83,474	55,208	238,012
Recoveries collected	11,898	14	1,231	9,532	22,890	13,150	58,715
Net charge-offs	45,950	2,107	18,922	9,676	60,584	42,058	179,297
Other(1)	8,800	—	—	9,398	(940)	6,354	23,612
Balance at end of fiscal year	¥934,086	¥69,887	¥40,768	¥30,365	¥322,386	¥73,209	¥1,470,701

Notes:
(1)Other is principally comprised of gains or losses from foreign exchange translation.
(2)See Note 1 for more information.